SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Securities Act File No.  333-117357
Investment Company Act File No. 811-21574

Eaton Vance Floating-Rate Income Trust
Name of Registrant

Two International Place, Boston, MA   02110
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of Class of Securities to be Redeemed:
Auction Preferred Shares (“APS”) Series A, Series B, Series C, Series D and Series E
(2)	Date on Which the Securities are to be Redeemed:

The APS will be redeemed on the Dividend Payment Date for each Series as follows:  Series A on January 2, 2013, Series B on January 3, 2013, Series C on January 4, 2013, Series D on January 2, 2013 and Series E on December 31, 2012.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By-laws
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem all of the outstanding shares of each of the APS Series: Series A, Series B, Series C, Series D and Series E.
Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 20th day of December 2012.

Eaton Vance Floating-Rate Income Trust
By:	/s/ Maureen A. Gemma
Name: Maureen A. Gemma Title: Secretary